Notes Payable (Details Narrative)					3 Months Ended	12 Months Ended
	Aug. 30, 2027 USD ($)	Mar. 15, 2026 USD ($)	Feb. 27, 2026 USD ($)	May 25, 2023 USD ($) $ / shares shares	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 12, 2026 $ / shares	Sep. 30, 2023 USD ($)	May 25, 2023 $ / shares
Notes payable					$ 10,529,806	$ 10,784,756	$ 10,584,037	$ 8,884,513
Amortization of debt discount					212,217	993,024	993,823
Borrowed amount			$ 7,000,000
Periodic payment			50,000
Periodic payment principal		$ 150,000	600,000
Contractual term				5 years
Modification of warrants				$ 217,255	$ 217,255
Subsequent Event [Member]
Exercisable price | $ / shares									$ 0.30
Borrowed amount			7,000,000
Periodic payment			50,000
Periodic payment principal		$ 150,000	$ 600,000
Forecast [Member]
Repayments of other debt	$ 484,638
Loan Agreement [Member]
Exercisable price | (per share)				$ 0.60							$ 0.80
Loan Agreement [Member] | Minimum [Member]
Exercisable price | $ / shares											0.30
Loan Agreement [Member] | Anderson Development SB, LLC. [Member]
Notes payable				$ 7,000,000
Warrants issued | shares				5,687,500
Exercisable price | (per share)				$ 0.60							$ 0.80
Debt discount				$ 3,809,659
Amortization of debt discount						$ 993,024	$ 993,824	$ 662,549
Loan Agreement [Member] | Anderson Development SB, LLC. [Member] | Class A Units [Member] | Lender [Member]
Transfer shares | shares				720,000
Repayments of Debt				$ 720,000
Loan Agreement [Member] | Salisbury Canyon Ranch LLC [Member]
Notes payable										$ 4,199,000
Debt Instrument, Interest Rate, Stated Percentage										4.00%